REVENUES (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Reconciliation of Disaggregation of Revenue	The following tables provide information about disaggregated revenue and a reconciliation of the disaggregated revenue during the years ended December 31, 2021 and 2020:

	Year Ended December 31, 2021
	Launch Services	Space Systems	Total
Revenues by recognition model
Point-in-time	$36,576	$12,578	$49,154
Over-time	2,395	10,688	13,083

Total revenue by recognition model	$38,971	$23,266	$62,237

	Year Ended December 31, 2020
	Launch Services	Space Systems	Total
Revenues by recognition model
Point-in-time	$31,993	$1,910	$33,903
Over-time	1,092	165	1,257

Total revenue by recognition model	$33,085	$2,075	$35,160

Balances Related to Enforceable Contracts
The following table presents the balances related to enforceable contracts as of December 31, 2021 and 2020:

	December 31,
	2021	2020
Contract balances
Accounts receivable	$13,957	$2,730
Contract assets	2,490	2,045
Contract liabilities	59,749	26,132

Changes in Contract Liabilities
Changes in contract liabilities were as follows:

	2021	2020
Contract liabilities, beginning of year	$26,132	$10,211
Contract liabilities assumed at acquisition	5,560	—
Customer advances received	41,614	24,694
Recognition of unearned revenue	(13,557)	(8,773)

Contract liabilities, end of year	$59,749	$26,132